Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of current and deferred portions of net income tax expense

	2019	2018	2017
	(Dollars in Thousands)
Current
U.S.	$48,559	$48,144	$56,974
State	2,944	3,370	2,662
Foreign	38	(5)	—
Total current taxes	51,541	51,509	59,636
Deferred
U.S.	2,979	5,130	4,620
State	330	13	(50)
Total deferred taxes	3,309	5,143	4,570
Total income taxes	$54,850	$56,652	$64,206

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2019	2018	2017
	(Dollars in Thousands)
Computed expected tax expense	$55,086	$57,831	$77,643
Change in taxes resulting from:
Tax-exempt interest income	(2,550)	(3,101)	(4,701)
State tax, net of federal income taxes, tax credit and refunds	2,587	2,673	1,697
Resolution of IRS exam	—	—	(4,985)
Other investment income	(1,480)	(1,561)	(3,198)
Deferred tax adjustment due to federal tax rate change	—	(1,618)	(3,168)
Net investment in low income housing investments	623	2,518	387
Other	584	(90)	531
Actual tax expense	$54,850	$56,652	$64,206

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2019	2018
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$12,050	$12,257
Other real estate owned	2,501	2,459
Impairment charges on available-for-sale securities	1,054	1,054
Accrued expenses	98	81
Net unrealized losses on available for sale investment securities	—	15,182
Other	6,019	5,076
Total deferred tax assets	21,722	36,109
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,478)	(12,596)
Net unrealized gains on available for sale investment securities	(508)	—
Identified intangible assets and goodwill	(13,649)	(13,490)
Other	(18,849)	(14,787)
Total deferred tax liabilities	(45,484)	(40,873)
Net deferred tax liability	$(23,762)	$(4,764)